Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005436 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005436 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005436 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005436 | Top10HoldingSouthernBNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005436 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005436 | Top10HoldingMetLifeBNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005436 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005436 | Top10HoldingQUALCOMMBNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005436 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005436 | Top10HoldingTotalEnergiesBNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005436 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005436 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005436 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005436 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005437 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005437 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005437 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005437 | Top10HoldingSouthernBNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005437 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005437 | Top10HoldingMetLifeBNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005437 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005437 | Top10HoldingQUALCOMMBNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005437 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005437 | Top10HoldingTotalEnergiesBNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005437 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005437 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005437 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005437 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005437 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005437 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005437 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005437 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005437 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005437 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005438 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005438 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005438 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005438 | Top10HoldingSouthernBNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005438 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005438 | Top10HoldingMetLifeBNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005438 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005438 | Top10HoldingQUALCOMMBNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005438 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005438 | Top10HoldingTotalEnergiesBNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000005438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000005438 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000005438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005438 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000005438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005438 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005438 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005438 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000166330 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166330 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000166330 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166330 | Top10HoldingSouthernBNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166330 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166330 | Top10HoldingMetLifeBNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166330 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166330 | Top10HoldingQUALCOMMBNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166330 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000166330 | Top10HoldingTotalEnergiesBNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166330 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000166330 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000166330 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000166330 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000166330 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000166330 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000166330 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166330 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000166330 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166330 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000225772 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000225772 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225772 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225772 | Top10HoldingSouthernBNY-842587107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225772 | Top10HoldingIntelBNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225772 | Top10HoldingMetLifeBNY-59156R108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225772 | Top10HoldingCitigroupBNY-172967424
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225772 | Top10HoldingQUALCOMMBNY-747525103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225772 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225772 | Top10HoldingTotalEnergiesBNY-B15C557
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225772 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000225772 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000225772 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000225772 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000225772 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000225772 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000225772 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000225772 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000225772 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225772 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.30%